Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, par value $.01 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest, par value $.01 per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	(1) The amount to be registered consists of up to $300,000,000 of an indeterminate amount of common stock, preferred stock, depositary shares, subscription rights, and/or warrants to be issued by Brandywine Realty Trust and up to $1,200,000,000 of debt securities. The debt securities will be issued by Brandywine Operating Partnership, L.P. The guarantees will be issued by Brandywine Realty Trust. All other securities registered hereby will be issued by Brandywine Realty Trust. The securities covered by this Registration Statement may be offered and sold or otherwise distributed separately or together with any other securities covered by this Registration Statement. This Registration Statement covers offers, sales and other distributions of the securities listed in this table from time to time at prices to be determined, as well as preferred shares distributable upon the termination of a deposit arrangement for depositary shares so offered, sold or distributed, and common shares issuable upon the exchange or conversion of preferred shares so offered, sold or distributed that are exchangeable for or convertible into common shares or upon the exercise of subscription rights or warrants so offered, sold or distributed. This Registration Statement also covers preferred shares, depositary shares, common shares and warrants that may be offered, sold or distributed under delayed delivery contracts pursuant to which the counterparty may be required to purchase such securities, as well as such contracts themselves. Such contracts would be issued with the preferred shares, depositary shares, common shares and/or warrants. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of common shares, preferred shares, subscription rights or warrants. This Registration Statement also includes any securities issuable upon splits or similar transactions pursuant to Rule 416 under the Securities Act. This Registration Statement covers an indeterminate amount and number of common shares, preferred shares, depository shares, subscription rights and warrants, and the aggregate maximum offering price of common shares, preferred shares, depository shares, subscription rights and warrants issued pursuant to this Registration Statement will not exceed $300,000,000. This Registration Statement covers an indeterminate amount and number of debt securities, and the aggregate maximum offering price of debt securities issued pursuant to this Registration Statement will not exceed $1,200,000,000. (2) The proposed maximum offering price per security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. The aggregate maximum offering price of common shares, preferred shares, depository shares, subscription rights and warrants issued pursuant to this Registration Statement will not exceed $300,000,000. The aggregate maximum offering price of debt securities issued pursuant to this Registration Statement will not exceed $1,200,000,000. (3) Debt securities issued by Brandywine Operating Partnership, L.P. will be accompanied by guarantees issued by Brandywine Realty Trust. Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is being paid in respect of the guarantees. The guarantees do not trade separately.